OPERATING LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING LEASE LIABILITIES
Schedule of operating lease liabilities

	Interest	December 31,	Interest	December 31,	Interest	December 31,
	rate %	2022	rate %	2021	rate %	2020
Short-term lease liabilities	14 – 36	2,152,677	14 – 24	650,665	14 – 22	443,693
Long-term lease liabilities	14 – 36	674,496	14 – 24	619,774	14 – 22	393,913
Total		2,827,173		1,270,439		837,606

Schedule of maturity of the operating lease liabilities

	December 31,	December 31,	December 31,
	2022	2021	2020
2021	—	—	443,693
2022	—	650,665	393,913
2023	2,152,677	184,428	—
2024	334,300	158,722	—
2025	260,854	151,633	—
2026	79,342	124,991	—
Total	2,827,173	1,270,439	837,606

Schedule of supplemental information related to leases

	December 31,	December 31,	December 31,
	2022	2021	2020
Weighted average remaining lease term (in years)	1.64	2.28	1.77
Weighted average interest rate	26%	20%	17%

	December 31,	December 31,	December 31,
	2022	2021	2020
Cash paid for operating leases	(2,837,048)	(886,151)	(298,218)
Total	(2,837,048)	(886,151)	(298,218)